                                  THE CRM FUNDS
================================================================================

                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                             DECEMBER 31, 2000
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

For the twelve month period ending December 31, 2000, Institutional Shares of CRM Small Cap Value Fund and CRM Mid Cap Value Fund provided total returns of 18.38% and 55.55%, respectively. These results compare to -3.02% and 8.25% returns for the Russell 2000 Index and Russell Mid Cap Index, respectively.

The year 2000 proved to be one of the most volatile and telling years in the stock market for quite some time. For investors who abandoned conventional wisdom in favor of the speculative momentum of technology stocks, in particular, the stock of Internet companies, the lessons were swift and painful. The NASDAQ Index ended the year down 39%, its largest decline in history and the largest annual decline for one of the three major indices since the Great Depression in 1931 when the S&P 500 Index dropped 47%. The implosion of the dot-com bubble, widespread earnings announcements short of investor expectations and continued declining demand for personal computers put tremendous downward pressure on all areas of the technology sector.

Overall, the sale of new securities declined for the first time since 1994, following a sell-off in global markets and losses in junk bonds. The rate of initial public offerings in December was the slowest since 1987. The economy has shown clear signs of slowing and towards the end of the year expanded at its slowest pace in four years. Manufacturing slowed to its lowest point since the end of the 1990-1991 recession, as orders and production declined. New vehicle sales have slowed to their lowest rate since March of 1998, and retailers struggled with a holiday season that was paltry in comparison to recent years. Combining the tech wreck with a slowing economy, mixed earnings reports and a seemingly endless debate over who will be the next President, investors were left shell-shocked.

Amid this volatility it became clear as to what is important to investors over the long term. Beginning in the early spring and accelerating through the fourth quarter, investors returned to companies that have demonstrated earnings power and are inexpensive relative to their own trading history as well as the market as a whole. Thus, value oriented stocks returned to favor and were the overwhelmingly clear choice over growth oriented stocks in 2000.

Transactions in the CRM SMALL CAP VALUE FUND were not as active in the fourth quarter as the second or third on the merger and acquisition front. Only one portfolio company, Western Resources, was involved in a transaction. Despite this lack of merger and acquisition activity, several of our portfolio holdings still had good fourth quarter performance. For example, the stock of First Health, Choicepoint, and Everest Re appreciated 45%, 40%, and 50%, respectively. This is a reminder that as "bottom-up" stock pickers rather than market timers we often do not know when we will actually be rewarded for our efforts. It is also noteworthy that two other large contributors to the fund's performance were technology companies, Great Plains Software and Artesyn Technologies. Interestingly, our picks in the technology sector yielded positive returns despite the NASDAQ Index declining -30% during the quarter. Again, we view this as a testament to our qualitative, research intensive, stock picking approach.

We made a number of new purchases during the quarter, including Emmis Broadcasting, Ann Taylor Stores and Perot Systems. Emmis is a leading nationwide radio broadcaster whose stock plummeted from $60 to $20 per share as investors became convinced that a slowing economy would depress radio advertising. Having met with management frequently throughout the year and gained increasing comfort, we used this stock price decline to initiate positions at five-


                                                                   THE CRM FUNDS
year valuation lows. Ann Taylor Stores' has been a staple for better quality women's clothes for over a decade. Unfortunately, four seasons a year requires four perfectly executed merchandising decisions. Ann Taylor Stores' poor execution in this year's fourth quarter has caused weaker than expected sales and the opportunity for us to buy this stock at a discount. Perot Systems is a leading technology outsourcing and consulting company. Founded by Ross Perot after his non-compete contract expired with Electronic Data Systems ("EDS"), the company appears to be a replica of EDS with some similar growth characteristics, yet the stock is trading at half the multiple of EDS. With earnings on the rebound, a stock buyback in place, and $2.50 per share in cash we think this $9 stock has an excellent risk/reward profile.

During the fourth quarter, the CRM MID CAP VALUE FUND benefited from the market's rotation out of technology stocks into value oriented investments. Specifically, our continued emphasis on utilities and energy/convergence stocks helped performance. NiSource, which recently purchased Columbia Gas, rose 27% as investors began to understand management's ability to leverage Columbia's asset base. Excelon, the merged PECO and Unicom, rose 18% following management's increased earnings expectations for 2001.

Natural gas is in short supply due to a strong economy and increased demand from electricity generation. It does not appear as though supply will be able to meet demand for the next 12-18 months. This has been reflected in natural gas prices, which have increased more than 200% since June. From a valuation stand point, and for the first time that we can recollect, publicly traded natural gas companies are currently trading at 50-100% discounts to private market values. During the last two quarters we have leveraged our knowledge in these areas and made successful investments in three natural gas companies and one coal company. On the natural gas side, Burlington Resources, Alberta Energy, and Coastal Corporation, have seen their share prices increase 40%, 21%, and 19%, respectively, during this period.

We continue to find interesting company specific and industry wide restructuring opportunities. Two such recent purchases are Millipore Corporation and Air Products and Chemicals. Millipore announced plans for an IPO and a spin off of its microelectronics business to shareholders. We believe that this business has been masking the superior growth and margin expansion story that exists in the remaining life science business, which supplies filters and screening tools for the biotechnology industry. Air Products and Chemicals, one of the largest industrial gas companies in the world, should benefit from the industrial gas industry's new emphasis on capital allocation. After a failed attempt to consolidate the industry, the five largest industrial gas companies have reduced capital spending and changed employee incentives to focus on higher returns on capital. Three of the five companies, including Air Products, have new CEO's which should also help bring some pricing discipline to the business.

Clearly, this has been an extraordinary year for the CRM Mid Cap Value Fund. Our bottom-up investment style identified companies undergoing change in industries that substantially outperformed other segments of the market. These industries included pipelines, utilities, natural gas, property and casualty insurance, savings and loans, and educational publishing. Unlike many other investors, we did not believe that the valuations of technology stocks justified the business prospects, despite the perceived growth rates. We try to remain fluid to what is happening in the marketplace and are therefore beginning to find today's technology valuations a bit more appealing.

In spite of very good stock price performance, most of our holdings still sell at very attractive valuations.

We thank you for your continued support and look forward to a successful 2001 together. While the economic and market outlook will always have uncertainties, we expect that disciplined application of our value-based philosophy will produce competitive returns.

Sincerely,

The CRM Funds

            /s/Ronald H. McGlynn                     /s/Robert J. Christian

            Ronald H. McGlynn                        Robert J. Christian
            President and CEO                        President
            Cramer Rosenthal McGlynn, LLC            WT Mutual Fund


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                                                                   THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                                                       SMALL CAP      MID CAP
                                                      VALUE FUND     VALUE FUND
                                                    -------------   ------------
ASSETS
     Investment in Series, at value ..............   $213,807,393    $35,308,300
     Organizational costs (Note 2) ...............           --           11,730
     Other assets ................................         17,164            390
                                                    -------------    -----------
Total assets .....................................    213,824,557     35,320,420
                                                    -------------    -----------
LIABILITIES
     Accrued expenses and other liabilites .......        119,001         21,792
                                                    -------------    -----------
Total liabilities ................................        119,001         21,792
                                                    -------------    -----------
NET ASSETS .......................................   $213,705,556    $35,298,628
                                                    =============    ===========
COMPONENTS OF NET ASSETS
     Paid in Capital .............................   $185,324,754    $27,451,237
     Undistributed net investment income .........        949,388         15,313
     Accumulated net realized gain ...............      5,216,410        853,225
     Net unrealized appreciation on investments ..     22,215,004      6,978,853
                                                    -------------    -----------
NET ASSETS .......................................   $213,705,556    $35,298,628
                                                    =============    ===========
NET ASSETS BY SHARE CLASS
     Investor Shares .............................   $ 84,341,166    $ 3,073,899
     Institutional Shares ........................    129,364,390     32,224,729
                                                    -------------    -----------
                                                     $213,705,556    $35,298,628
                                                    =============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ($0.01 par value, unlimited authorized shares)
     Investor Shares .............................      4,761,347         186,433
     Institutional Shares ........................      7,188,451       1,953,376
NET ASSET VALUE (OFFERING PRICE AND
  REDEMPTION PRICE) PER SHARE
     Investor Shares .............................         $17.71          $16.49
     Institutional Shares ........................         $18.00          $16.50


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2000
===============================================================================


                                                              SMALL CAP        MID CAP
                                                              VALUE FUND      VALUE FUND
                                                            -------------   -------------
INVESTMENT INCOME
     Investment income from Series ......................    $ 2,349,775     $   208,024
     Expenses from Series ...............................       (854,181)       (120,622)
                                                             ------------    ------------
       Net investment income from Series ................      1,495,594          87,402
                                                             ------------    ------------
EXPENSES
     Shareholder services--Investor Shares...............         94,082             551
     Administration fees ................................         17,806          17,806
     Transfer agent services ............................         59,141           7,461
     Professional services ..............................          8,381          33,211
     Registration fees ..................................         17,175          22,965
     Accounting services ................................         17,807          13,857
     Custody fees .......................................          1,322           2,576
     Trustee fees and expenses ..........................          2,643           2,643
     Amortization of organizational costs ...............          4,381           3,270
     Printing ...........................................         36,969           2,729
     Miscellaneous ......................................         18,089           2,748
                                                             ------------    ------------
Total expenses ..........................................        277,796         109,817
     Fees waived (Note 4) ...............................         (1,025)        (96,115)
                                                             ------------    ------------
     Net expenses .......................................        276,771          13,702
                                                             ------------    ------------
NET INVESTMENT INCOME ...................................      1,218,823          73,700
                                                             ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
     Net realized gain from investments .................      8,756,431         995,509
     Net change in unrealized appreciation of investments     16,166,487       5,514,577
                                                             ------------    ------------
Net realized and unrealized gain on investments .........     24,922,918       6,510,086
                                                             ------------    ------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .............................    $26,141,741     $ 6,583,786
                                                             ===========     ============


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                                    SMALL CAP VALUE FUND
                                                                ----------------------------
                                                                 SIX-MONTH
                                                                PERIOD ENDED
                                                                DECEMBER 31,    YEAR ENDED
                                                                    2000          JUNE 30,
                                                                 (UNAUDITED)      2000(+)
                                                                ------------   -------------
NET ASSETS--BEGINNING OF PERIOD ..............................  $173,912,895   $184,857,401
                                                                ------------   ------------
OPERATIONS
     Net investment income (loss) ............................     1,218,823     (1,185,786)
     Net realized gain from investments ......................     8,756,431     34,576,089
     Net change in unrealized appreciation (depreciation)
       of investments ........................................    16,166,487    (19,368,774)
                                                                ------------   ------------
     Net increase in net assets resulting
       from operations .......................................    26,141,741     14,021,529
                                                                ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income--Investor Shares ..................      (106,831)            --
     Net investment income--Institutional Shares .............      (162,604)            --
     Net realized gain on investments--Investor Shares .......    (3,638,546)            --
     Net realized gain on investments--Institutional Shares ..    (5,538,096)            --
                                                                ------------   ------------
       Total distributions to shareholders ...................    (9,446,077)            --
                                                                ------------   ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares .........................    12,331,261     11,975,007
     Sale of shares--Institutional Shares ....................    18,729,318     26,188,988
     Reinvestment of distributions--Investor Shares ..........     3,621,754             --
     Reinvestment of distributions--Institutional Shares .....     5,106,496             --
     Redemptions of shares--Investor Shares ..................    (7,427,821)   (43,002,583)
     Redemptions of shares--Institutional Shares .............    (9,264,011)   (20,127,447)
                                                                ------------   ------------
       Net increase (decrease) from capital share transactions    23,096,997    (24,966,035)
                                                                ------------   ------------
       Total increase (decrease) in net assets ...............    39,792,661    (10,944,506)
                                                                ------------   ------------
NET ASSETS--END OF PERIOD ....................................  $213,705,556   $173,912,895
                                                                ============   ============
Undistributed net investment income ..........................  $    949,388   $         --
                                                                ============   ============
                                                                   SHARES         SHARES
                                                                ------------   ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares .........................       703,961        796,812
     Sale of shares--Institutional Shares ....................     1,051,704      1,698,030
     Reinvestment of distributions--Investor Shares ..........       218,837             --
     Reinvestment of distributions--Institutional Shares .....       303,597             --
     Redemptions of shares--Investor Shares ..................      (425,881)    (2,876,719)
     Redemptions of shares--Institutional Shares .............      (509,159)    (1,316,498)
                                                                ------------   ------------
       Net increase (decrease) in shares .....................     1,343,059     (1,698,375)
                                                                ============   ============

  (+) Reflects operating history of predecessor mutual fund (see note 5).


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================

                                                                 MID CAP VALUE FUND
                                                            ----------------------------
                                                             SIX-MONTH
                                                            PERIOD ENDED
                                                            DECEMBER 31,     YEAR ENDED
                                                                2000          JUNE 30,
                                                            (UNAUDITED)        2000(+)
                                                            ------------     -----------
NET ASSETS--BEGINNING OF PERIOD ...........................  $18,573,031     $ 9,886,686
                                                             -----------     -----------
OPERATIONS
     Net investment income ................................       73,700          54,207
     Net realized gain from investments ...................      995,509       1,394,272
     Net change in unrealized appreciation
       of investments .....................................    5,514,577         620,737
                                                             -----------     -----------
       Net increase in net assets resulting
         from operations ..................................    6,583,786       2,069,216
                                                             -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income--Investor Shares ...............       (4,612)             --
     Net investment income--Institutional Shares ..........      (98,929)        (20,710)
     Net realized gain on investments--Investor Shares ....      (45,991)             --
     Net realized gain on investments--Institutional Shares     (986,506)             --
                                                             -----------      ----------
       Total distributions to shareholders ................   (1,136,038)        (20,710)
                                                             -----------      ----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares ......................    2,802,268              --
     Sale of shares--Institutional Shares .................    9,111,198      12,620,733
     Reinvestment of distributions--Investor Shares .......       50,540              --
     Reinvestment of distributions--Institutional Shares ..      978,424          20,705
     Redemptions of shares--Investor Shares ...............           --              --
     Redemptions of shares--Institutional Shares ..........   (1,664,581)     (6,003,599)
                                                             -----------     -----------
       Net increase from capital share transactions .......   11,277,849       6,637,839
                                                             -----------     -----------
       Total increase in net assets .......................   16,725,597       8,686,345
                                                             -----------     -----------
NET ASSETS--END OF PERIOD .................................  $35,298,628     $18,573,031
                                                             ===========     ===========
Undistributed net investment income .......................  $    15,313     $    45,154
                                                             ===========     ===========
                                                               SHARES           SHARES
                                                             -----------     -----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares--Investor Shares ......................      183,123              --
     Sale of shares--Institutional Shares .................      598,346       1,128,182
     Reinvestment of distributions--Investor Shares .......        3,310              --
     Reinvestment of distributions--Institutional Shares ..       64,033           2,002
     Redemptions of shares--Investor Shares ...............           --              --
     Redemptions of shares--Institutional Shares ..........     (111,266)       (616,031)
                                                             -----------     -----------
       Net increase in shares .............................      737,546         514,153
                                                             ===========     ===========

(+) Reflects operating history of predecessor mutual fund (see note 5).


SEE ACCOMPANYING NOTES.                                          THE CRM FUNDS

THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                        SMALL CAP VALUE FUND - INSTITUTIONAL SHARES
                                                           ---------------------------------------------------------------------
                                                            PERIOD ENDED
                                                            DECEMBER 31,        YEAR ENDED       PERIOD ENDED      PERIOD ENDED
                                                                2000             JUNE 30,          JUNE 30,        SEPTEMBER 30,
                                                           (UNAUDITED)(g)          2000+           1999(b)+          1998(a)+
                                                           --------------       ----------       ------------      -------------
Net asset value--Beginning of Period .................       $ 16.49             $  15.11          $ 13.72           $ 15.99
                                                             -------             --------          -------           -------
Investment operations
     Net investment income (loss) ....................          0.12                (0.09)            0.01              0.01
     Net realized and unrealized gain (loss)
       on investments ................................          2.22                 1.47             1.38             (2.28)
                                                             -------             --------          -------           -------
Total from investment operations .....................          2.34                 1.38             1.39             (2.27)
                                                             -------             --------          -------           -------
Distributions to shareholders
     From net investment income ......................         (0.02)                  --               --                --
     From net realized gain ..........................         (0.81)                  --               --                --
     Return of capital ...............................            --                   --               --(c)             --
                                                             -------             --------          -------           -------
Total distributions to shareholders ..................         (0.83)                  --               --                --
                                                             -------             --------          -------           -------
Net asset value--End of Period .......................       $ 18.00             $  16.49          $ 15.11           $ 13.72
                                                             =======             ========          =======           =======
Total Return .........................................        14.57%(d)(f)          9.13%           10.16%(d)       (14.20)%(d)

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver ........         1.09%(e)(f)          1.09%(f)         1.08%(e)          1.15%(e)
     Expenses, excluding reimbursement/waiver ........         1.09%(e)(f)          1.09%(f)         1.09%(e)          1.23%(e)
     Net investment income (loss), including
       reimbursement/waiver ..........................         1.38%(e)(f)        (0.56)%(f)         0.11%(e)          0.08%(e)
Portfolio turnover rate ..............................           60%(d)(f)            96%(f)           64%(d)            57%(d)
Net assets at end of period (000's omitted) ..........      $129,364             $104,562          $90,051           $48,246


+ Effective November 1, 1999, The CRM Funds - Small Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Small Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998.
(b)  For the period October 1, 1998 through June 30, 1999.
(c)  Less than $0.01 per share.
(d)  Not Annualized.
(e)  Annualized.
(f) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Small Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(g)  For the six-month period ended December 31, 2000.


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                             MID CAP VALUE FUND - INSTITUTIONAL SHARES
                                                               ---------------------------------------------------------------------
                                                                PERIOD ENDED
                                                                DECEMBER 31,        YEAR ENDED       PERIOD ENDED      PERIOD ENDED
                                                                    2000             JUNE 30,          JUNE 30,        SEPTEMBER 30,
                                                               (UNAUDITED)(f)          2000+           1999(b)+          1998(a)+
                                                               --------------       ----------       ------------      -------------
Net asset value--Beginning of Period ......................      $ 13.25             $ 11.13            $ 9.67           $10.00
                                                                 -------             -------            ------           ------
Investment operations
     Net investment income ................................         0.04                0.05              0.02             0.05
     Net realized and unrealized gain (loss) on investments         3.84                2.09              1.53            (0.38)
                                                                 -------             -------            ------           ------
Total from investment operations ..........................         3.88                2.14              1.55            (0.33)
                                                                 -------             -------            ------           ------
Distributions to shareholders
     From net investment income ...........................        (0.06)              (0.02)            (0.05)              --
     From net realized gain on investments ................        (0.57)                 --             (0.04)              --
                                                                 -------             -------            ------           ------
Total distributions to shareholders .......................        (0.63)              (0.02)            (0.09)              --
                                                                 -------             -------            ------           ------
Net asset value--End of Period ............................      $ 16.50             $ 13.25            $11.13           $ 9.67
                                                                 =======             =======            ======           ======
Total Return ..............................................       29.61%(c)(e)        19.30%            16.11%(c)       (3.30)%(c)

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver .............        1.15%(d)(e)         1.15%(e)          1.15%(d)         1.15%(d)
     Expenses, excluding reimbursement/waiver .............        1.95%(d)(e)         2.20%(e)          2.85%(d)         4.16%(d)
     Net investment income, including
       reimbursement/waiver ...............................        0.64%(d)(e)         0.44%(e)          0.22%(d)         0.84%(d)
Portfolio turnover rate ...................................          73%(c)(e)          274%(e)           118%(c)           78%(c)
Net assets at end of period (000's omitted) ...............      $32,225             $18,573            $9,887           $5,338

+ Effective November 1, 1999, The CRM Funds - Mid Cap Value Fund ("Predecessor Fund") was merged into the WT Mutual Fund - CRM Mid Cap Value Fund. The financial highlights for periods prior to November 1, 1999 reflect the performance of the Predecessor Fund.
(a) For the period January 6, 1998 (commencement of operations) through September 30, 1998.
(b)  For the period October 1, 1998 through June 30, 1999.
(c)  Not Annualized.
(d)  Annualized.
(e) Effective November 1, 1999, the ratios to average net assets include expenses allocated from the WT Investment Trust I - Mid Cap Value Series (the "Series") and the portfolio turnover reflects the investment activity of the Series.
(f)  For the six-month period ended December 31, 2000.


SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. CRM Small Cap Value Fund and CRM Mid Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund (the "Company"). The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of the Company are contained in separate reports to their shareholders.

     The Funds currently offer two classes of shares: Investor Shares and Institutional Shares. Information regarding the Investor Shares is included in a separate shareholder report.

     Unlike other investment companies which directly acquire and manage their own portfolio of securities, each Fund (effective November 1, 1999) seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations as the Fund. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

     Information presented for periods prior to November 1, 1999, reflects the operating results of predecessor mutual funds (see Note 5).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     VALUATION OF INVESTMENT IN SERIES. Valuation of each Fund's investment in the Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. Valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue qualifying as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required.

     DEFERRED ORGANIZATION COSTS. Organization costs incurred by the Funds have been deferred and are being amortized using the straight-line method over a five-year period beginning on the date that each Fund commenced operations.

     INVESTMENT INCOME. Each Fund records its share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred. Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated among each Fund's classes on the basis of daily net assets of each class. Expenses relating to a specific class are charged directly to that class.


                                                                   THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders of the Funds are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT TRANSACTIONS. During the period July 1, 2000 through December 31, 2000, contributions to and withdrawals from the Series were as follows:

                                             SMALL CAP VALUE         MID CAP VALUE
                                                  FUND                   FUND
                                             ---------------         -------------
Contributions..............................    $31,056,050            $12,001,559
Withdrawals................................    (17,663,359)            (1,840,228)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The investment adviser to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements.

     PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Funds.

     PFPC also serves as transfer agent and dividend disbursing agent of the Funds pursuant to a separate Transfer Agency Agreement with the Company on behalf of the Funds.

     CRM has agreed to reimburse certain Fund operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of each Fund's Institutional Shares average daily net assets. These undertakings will remain in place until the Board of Trustees approves their termination.


                                                                   THE CRM FUNDS

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
================================================================================

5. FUND MERGER. Effective November 1, 1999, the CRM Small Cap Value Fund and CRM Mid Cap Value Fund (the "CRM Funds") acquired all of the assets and assumed all of the liabilities of the The CRM Funds - Small Cap Value Fund and The CRM Funds - Mid Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of the respective Fund equal to the number and aggregate net asset value of their shares in the Predecessor Funds.

     The Reorganizations were treated as non-taxable events and accordingly the CRM Funds' basis in the securities acquired reflected the historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                                 NET UNREALIZED
                                                           NET ASSETS             DEPRECIATION
                                                          ------------           --------------
          The CRM Funds - Small Cap Value Fund            $158,832,951            $(2,022,593)
          The CRM Funds - Mid Cap Value Fund                12,256,419               (501,458)

     The Predecessor Funds' investment objectives, policies and limitations were identical to those of the respective CRM Funds, which had no operations prior to November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the CRM Funds.


                                                                   THE CRM FUNDS

                 (This page has been intentionally left blank.)


                                                                   THE CRM FUNDS

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2000
================================================================================

                             SECURITY
   SHARES                   DESCRIPTION                       VALUE
----------- -------------------------------------------    ------------
COMMON STOCK (91.7%)
AIR TRANSPORTATION SCHEDULED (0.5%)
     28,400 Atlantic Coast Airlines
              Holdings, Inc.* .........................    $  1,160,850
                                                           ------------
AMUSEMENT & RECREATION (3.0%)
    708,200 Trans World Entertainment Corp.* ..........       6,329,538
                                                           ------------
COMMUNICATION & BROADCASTING (1.1%)
     79,100 Emmis Communications Corp.,
              Class A* ................................       2,269,181
        700 Meredith Corp. ............................          22,531
                                                           ------------
                                                              2,291,712
                                                           ------------
COMPUTERS & OFFICE EQUIPMENT (1.8%)
    249,800 Xircom, Inc.* .............................       3,871,900
                                                           ------------
COMPUTER SERVICES (3.1%)
    433,600 Perot Systems Corp.* ......................       3,983,700
    204,500 Systems & Computer
              Technology Corp.* .......................       2,517,906
                                                           ------------
                                                              6,501,606
                                                           ------------
ELECTRIC, GAS & WATER UTILITIES (3.4%)
    291,600 Western Resources, Inc. ...................       7,235,325
                                                           ------------
ELECTRONIC COMPONENTS (3.0%)
ELECTRONIC COMPONENTS (0.6%)
     86,750 Artesyn Technologies, Inc.* ...............       1,377,156
                                                           ------------
ELECTRONIC CONNECTORS (2.4%)
    307,300 Thomas & Betts Corp. ......................       4,974,419
                                                           ------------
                                                              6,351,575
                                                           ------------
ELECTRONIC TECHNOLOGY (1.0%)
     50,300 Zebra Technologies Corp. Class A* .........       2,052,083
                                                           ------------
FINANCE & INSURANCE (13.4%)
INSURANCE CARRIERS (1.3%)
     38,600 Everest Re Group, Ltd. ....................       2,764,725
                                                           ------------
INVESTMENT ADVICE (1.5%)
     34,600 Affiliated Managers Group, Inc.* ..........       1,898,675
     47,100 W.P. Stewart & Co., Ltd.*..................       1,224,600
                                                           ------------
                                                              3,123,275
                                                           ------------
LEASING (4.0%)
    169,400 GATX Corp. ................................       8,448,825
                                                           ------------
SAVINGS INSTITUTIONS, NOT FEDERALLY CHARTERED (2.5%)
    200,200 Richmond County Financial Corp. ...........       5,230,225
                                                           ------------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (2.8%)
    124,900 AmeriCredit Corp.* ........................       3,403,525
    420,700 Bay View Capital Corp. ....................       2,629,375
                                                           ------------
                                                              6,032,900
                                                           ------------
STATE & NATIONAL BANKS (0.7%)
     80,000 Community First Bankshares, Inc. ..........       1,510,000
                                                           ------------
SURETY INSURANCE (0.6%)
     38,700 Triad Guaranty, Inc.* .....................       1,281,937
                                                           ------------
                                                             28,391,887
                                                           ------------
FOOD AND BEVERAGE (1.0%)
     85,961 ConAgra Foods, Inc. .......................       2,234,986
                                                           ------------
HOSPITAL & MEDICAL SERVICE PLANS (2.4%)
    109,300 First Health Group Corp.* .................       5,089,281
                                                           ------------
HOTELS, OTHER LODGING PLACES (2.8%)
    509,900 Prime Hospitality Corp.* ..................       5,927,588
                                                           ------------
MANUFACTURING (21.2%)
AUTOMOTIVE PARTS - EQUIPMENT (1.3%)
    106,700 Lear Corp.* ...............................       2,647,494
                                                           ------------
CHEMICALS - SPECIALTY (0.8%)
    273,100 Methanex Corp.* ...........................       1,758,081
                                                           ------------
CONSUMER PRODUCTS (2.2%)
    354,200 Central Garden & Pet Co.* .................       2,435,125
    238,400 Playtex Products, Inc.* ...................       2,294,600
                                                           ------------
                                                              4,729,725
                                                           ------------
DIVERSIFIED-MANUFACTURING INDUSTRIES (0.0%)
     49,600 Mascotech, Inc. Escrow ....................               0
                                                           ------------
ELECTRICAL EQUIPMENT (0.9%)
     74,300 EMCOR Group, Inc.* ........................       1,894,650
                                                           ------------
GENERAL CONSTRUCTION-SINGLE HOMES (2.7%)
    229,243 D.R. Horton, Inc. .........................       5,602,126
                                                           ------------
MACHINE TOOLS (1.9%)
    139,200 Kennametal, Inc. ..........................       4,054,200
                                                           ------------
MACHINERY & HEAVY EQUIPMENT (1.8%)
    234,600 Terex Corp. ...............................       3,797,588
                                                           ------------


*    Non-income producing security.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000
================================================================================

                             SECURITY
   SHARES                   DESCRIPTION                       VALUE
----------- -------------------------------------------    ------------
MANUFACTURING (CONTINUED)
PRECISION INSTRUMENTS & MEDICAL SUPPLIES (1.9%)
    231,300 Edwards Lifesciences Corp.* ...............    $  4,105,575
                                                           ------------
SEMICONDUCTOR & RELATED DEVICES (2.0%)
    153,900 Photronics, Inc.* .........................       3,607,031
    151,900 Trident Microsystems, Inc.* ...............         683,550
                                                           ------------
                                                              4,290,581
                                                           ------------
TRANSPORTATION EQUIPMENT (5.7%)
    242,400 EGL, Inc.* ................................       5,802,450
    548,600 Visteon Corp. .............................       6,308,900
                                                           ------------
                                                             12,111,350
                                                           ------------
                                                             44,991,370
                                                           ------------
OIL & GAS (4.5%)
CRUDE PETROLEUM & NATURAL GAS (3.3%)
  1,369,500 Gulf Canada Resources, Ltd. ...............       6,933,094
                                                           ------------
OIL & GAS EXPLORATION (1.2%)
    149,200 Nuevo Energy Co.* .........................       2,583,025
                                                           ------------
                                                              9,516,119
                                                           ------------
REAL ESTATE INVESTMENT TRUSTS (4.1%)
  1,528,200 Ventas, Inc. ..............................       8,596,125
                                                           ------------
RETAIL APPAREL & ACCESSORY STORES (10.2%)
    154,900 AnnTaylor Stores Corp.* ...................       3,862,819
    279,500 Children's Place Retail Stores, Inc.* .....       5,659,875
    116,800 Coach, Inc.* ..............................       3,358,000
    149,700 Quiksilver, Inc.* .........................       2,900,438
    407,400 Tommy Hilfiger Corp.* .....................       3,997,612
    305,200 United Retail Group, Inc.* ................       1,831,200
                                                           ------------
                                                             21,609,944
                                                           ------------
SERVICES (13.5%)
ADVERTISING (4.1%)
    359,200 R.H. Donnelley Corp.* .....................       8,733,050
                                                           ------------
BUSINESS SERVICES (7.0%)
    106,400 Acxiom Corp.* .............................       4,142,950
    265,850 American Management Systems, Inc.* ........       5,267,153
     83,200 ChoicePoint, Inc.* ........................       5,454,800
                                                           ------------
                                                             14,864,903
                                                           ------------
MEDICAL & HEALTH SERVICES (0.1%)
    167,100 QuadraMed Corp.* ..........................         135,769
                                                           ------------
SANITARY SERVICES (2.0%)
    490,693 Casella Waste Systems, Inc.* ..............       4,262,895
                                                           ------------
TRANSPORTATION SERVICES (0.3%)
     21,600 Avis Group Holdings, Inc.* ................         703,350
                                                           ------------
                                                             28,699,967
                                                           ------------
TRANSPORTATION (1.7%)
RAILROAD (1.7%)
    456,000 RailAmerica, Inc.* ........................       3,576,750
                                                           ------------
TOTAL COMMON STOCK
         (COST $172,213,455) ..........................     194,428,606
                                                           ------------
SHORT-TERM INVESTMENTS (3.6%)
  7,639,391 Sansom Street Fund -
              Money Market Portfolio
              (COST $7,639,391) .......................       7,639,391
                                                           ------------
    PAR
-----------
U.S. AGENCY OBLIGATIONS (3.3%)
 $2,000,000 Federal National Mortgage
              Association, 6.28%, 01/18/01 ............       1,993,371
  2,000,000 Federal National Mortgage
              Association, 6.13%, 01/04/01 ............       1,998,297
  3,000,000 Federal National Mortgage
              Association, 5.71%, 01/11/01 ............       2,980,747
                                                           ------------
TOTAL U.S. AGENCY ObLigations
  (Cost $6,972,415) ...................................       6,972,415
                                                           ------------
U.S. TREASURY Bills (1.4%)
  3,000,000 U.S. Treasury Bills, 5.71%, 01/11/01              2,994,290
                                                           ------------
TOTAL U.S. TREASURY BILLS
         (Cost $2,994,290) ............................       2,994,290
                                                           ------------
TOTAL INVESTMENT (100.0%)
         (COST $189,819,551) ..........................    $212,034,702
                                                           ============


*    Non-income producing security.
+ The cost for Federal income tax purposes was $189,819,551. At December 31, 2000, net unrealized appreciation was $22,215,151. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $40,123,932, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $17,908,781


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
DECEMBER 31, 2000
================================================================================

                             SECURITY
   SHARES                   DESCRIPTION                        VALUE
----------- -------------------------------------------     -----------
COMMON STOCK (87.9%)

AEROSPACE AND DEFENSE (7.3%)
AEROSPACE (5.3%)
     51,700 Embraer-Empressa Brasileira ADR* ..........     $ 2,055,075
                                                            -----------
DEFENSE (2.0%)
     10,400 L-3 Communications Holdings, Inc.* ........         800,800
                                                            -----------
                                                              2,855,875
COMMUNICATION & BROADCASTING (1.7%)
     11,920 Liberty Livewire Corp. Class A* ...........          91,635
      9,200 Scripps, (E.W.) Co., Class A ..............         578,450
                                                            -----------
                                                                670,085
                                                            -----------
ELECTRIC GAS, & WATER UTILITIES (9.1%)
     15,100 Cinergy Corp. .............................         530,388
      6,200 Duke Energy Corp. .........................         528,550
     25,600 Exelon Corp. ..............................       1,797,376
     21,700 NiSource, Inc. ............................         667,275
        500 Western Resources, Inc. ...................          12,406
                                                            -----------
                                                              3,535,995
                                                            -----------
ENERGY SOURCES (9.5%)
OIL & GAS-EXPLORATION & PRODUCTION (4.5%)
     22,500 Alberta Energy Co., Ltd. ..................       1,085,625
     13,200 Burlington Resources, Inc. ................         666,600
                                                            -----------
                                                              1,752,225
                                                            -----------
PIPE LINES (5.0%)
      6,800 Coastal Corp. .............................         600,525
     13,000 Dynegy, Inc. (A Shares) ...................         728,812
     12,100 Kinder Morgan, Inc. .......................         631,469
                                                            -----------
                                                              1,960,806
                                                            -----------
                                                              3,713,031
                                                            -----------
FINANCE & INSURANCE (17.5%)
INSURANCE CARRIERS (10.9%)
     13,800 ACE Ltd. ..................................         585,637
      6,450 Ambac Financial Group, Inc. ...............         376,116
     35,000 Aon Corp. .................................       1,198,750
      4,800 Chubb Corp. ...............................         415,200
      6,300 Everest Re Group, Ltd. ....................         451,237
      9,500 Hartford Financial Services Group, Inc. ...         670,938
      5,200 Transatlantic Holdings, Inc. ..............         550,550
                                                            -----------
                                                              4,248,428
                                                            -----------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (4.5%)
     28,850 Charter One Financial, Inc. ...............         833,044
     17,300 Washington Mutual, Inc. ...................         917,981
                                                            -----------
                                                              1,751,025
                                                            -----------
STATE & NATIONAL BANKS (2.1%)
     33,300 North Fork Bancorporation, Inc. ...........         817,931
                                                            -----------
                                                              6,817,384
                                                            -----------
HEALTHCARE (5.7%)
     20,000 IMS Health, Inc.* .........................         540,000
     54,000 Caremark Rx, Inc.* ........................         732,375
     14,500 Edwards Lifesciences Corp.* ...............         257,375
      5,900 Wellpoint Health Networks, Inc.* ..........         679,975
                                                            -----------
                                                              2,209,725
                                                            -----------
MANUFACTURING (18.0%)
BUILDING MATERIALS & COMPONENTS (1.4%)
     21,900 Masco Corp. ...............................         562,556
                                                            -----------
CHEMICAL & ALLIED PRODUCTS (2.3%)
     21,600 Air Products & Chemicals, Inc. ............         885,600
                                                            -----------
CONSUMER PRODUCTS (1.4%)
     18,800 Fortune Brands, Inc. ......................         564,000
                                                            -----------
ELECTRONICS (9.1%)
     32,400 Amphenol Corp. Class A* ...................       1,269,675
     32,800 Anixter International, Inc.* ..............         709,300
     12,600 Artesyn Technologies, Inc.* ...............         200,025
     15,300 APW Ltd.* .................................         516,375
     17,900 Molex, Inc. Class A .......................         455,331
     25,200 Thomas & Betts Corp. ......................         407,925
                                                            -----------
                                                              3,558,631
                                                            -----------
FOOD & BEVERAGE (2.1%)
     19,400 Keebler Foods Co. .........................         803,888
                                                            -----------
LABORATORY ANALYTICAL INSTRUMENTS (1.7%)
     10,400 Millipore Corp. ...........................         655,200
                                                            -----------
                                                              7,029,875
                                                            -----------


*    Non-income producing security.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
DECEMBER 31, 2000
================================================================================

                             SECURITY
   SHARES                   DESCRIPTION                        VALUE
----------- -------------------------------------------     -----------
MINING (4.7%)
COAL (4.7%)
     60,200 CONSOL Energy, Inc. .......................     $ 1,681,838
     11,700 Arch Coal, Inc. ...........................         165,262
                                                            -----------
                                                              1,847,100
                                                            -----------

SERVICES (11.2%)
BUSINESS SERVICES (3.7%)
     23,200 Acxiom Corp.* .............................         903,350
     16,100 Pitney Bowes, Inc. ........................         533,312
                                                            -----------
                                                              1,436,662
                                                            -----------
PRINTING & PUBLISHING (7.5%)
     17,800 Harcourt General, Inc. ....................       1,018,160
     17,100 Houghton Mifflin Co. ......................         793,013
     19,400 McGraw-Hill Cos., Inc. ....................       1,137,325
                                                            -----------
                                                              2,948,498
                                                            -----------
                                                              4,385,160
                                                            -----------
WHOLESALE & RETAIL TRADE (3.2%)
RETAIL BUILDING MATERIAL (0.9%)
      8,200 Lowe's Companies, Inc. ....................         364,900
                                                            -----------
RETAIL-DEPARTMENT STORES (2.3%)
     25,500 Federated Department Stores, Inc.* ........         892,500
                                                            -----------
                                                              1,257,400
                                                            -----------
TOTAL COMMON STOCK
    (COST $27,312,609) ................................      34,321,630
                                                            -----------
SHORT-TERM INVESTMENTS (9.1%)
  1,771,766 Sansom Street Fund - Money
            Market Portfolio ..........................       1,771,766
  1,771,766 Temp Cash Fund - Dollar Series ............       1,771,766
                                                            -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $3,543,532) ..................................       3,543,532
                                                            -----------
                             SECURITY
    PAR                     DESCRIPTION                        VALUE
----------- -------------------------------------------     -----------
CORPORATE BONDS (0.5%)
Manufacturing (0.5%)
$   300,000 Owens Illinois, Inc.,
            7.85%, 5/15/04 ............................     $  180,000
                                                            -----------
TOTAL CORPORATE BONDS
   (COST $209,715) ....................................         180,000
                                                            -----------
U.S. AGENCY OBLIGATIONS (2.5%)
    500,000 Federal National Mortgage
            Association Discount
            Notes, 6.13%, 01/04/01 ....................         499,575
    500,000 Federal National Mortgage
            Association Discount
            Notes, 6.08%, 02/06/01 ....................         496,791
                                                            -----------
TOTAL U.S. AGENCY OBLIGATIONS
   (COST $996,366) ....................................         996,366
                                                            -----------
TOTAL INVESTMENTS (100.0%)
   (COST $32,062,222) .................................     $39,041,528
                                                            ===========


*    Non-income producing security.
+ The cost for Federal income tax purposes was $32,062,222. At December 31, 2000, net unrealized appreciation was $6,979,306. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $7,518,427, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $539,121.


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
DECEMBER 31, 2000
================================================================================

                                                                                 SMALL CAP        MID CAP
                                                                                VALUE SERIES   VALUE SERIES
                                                                                ------------   ------------
ASSETS
     Investments
       Investments, at cost .................................................    $189,819,551   $32,062,222
       Net unrealized appreciation ..........................................      22,215,151     6,979,306
                                                                                 ------------   -----------
     Total investments, at value ............................................     212,034,702    39,041,528
     Cash ...................................................................              --       295,922
     Receivable for securities sold .........................................       1,518,389        92,603
     Interest and dividends receivable ......................................         667,544        28,599
                                                                                 ------------   -----------
Total assets ................................................................     214,220,635    39,458,652
                                                                                 ------------   -----------
LIABILITIES
     Payable for securities purchased .......................................         269,136     4,118,078
     Accrued management fee .................................................         120,001        17,508
     Accrued expenses and other liabilites ..................................          22,731        12,975
                                                                                 ------------   -----------
Total liabilities ...........................................................         411,868     4,148,561
                                                                                 ------------   -----------
NET ASSETS ..................................................................    $213,808,767   $35,310,091
                                                                                 ============   ===========


SEE ACCOMPANYING NOTES.

WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS (Unaudited)
FOR THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2000
================================================================================

                                                                                 SMALL CAP        MID CAP
                                                                                VALUE SERIES   VALUE SERIES
                                                                                ------------   ------------
INVESTMENT INCOME
     Dividends ..............................................................    $ 1,987,969    $  153,679
     Interest ...............................................................        361,822        54,359
                                                                                 -----------    ----------
Total investment income .....................................................      2,349,791       208,038
                                                                                 -----------    ----------
EXPENSES
     Investment advisory fees ...............................................        712,163        86,794
     Administration fees ....................................................         94,955        11,573
     Professional services ..................................................         13,321         7,222
     Accounting services ....................................................          6,295         2,007
     Custody fees ...........................................................         23,263        10,033
     Trustee fees and expenses ..............................................          2,604         2,604
     Miscellaneous ..........................................................          1,584           396
                                                                                 -----------    ----------
Total expenses ..............................................................        854,185       120,629
                                                                                 -----------    ----------
NET INVESTMENT INCOME .......................................................      1,495,606        87,409
                                                                                 -----------    ----------
REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
     Net realized gain from investments .....................................      8,756,491       995,597
     Net change in unrealized appreciation
       of investments .......................................................     16,166,592     5,514,894
                                                                                 -----------    ----------
Net realized and unrealized gain on investments .............................     24,923,083     6,510,491
                                                                                 -----------    ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .................................................    $26,418,689    $6,597,900
                                                                                 ===========    ==========


See accompanying notes.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                 SMALL CAP        SMALL CAP
                                                                                VALUE SERIES     VALUE SERIES
                                                                                ------------     ------------
                                                                                 SIX-MONTH
                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,    PERIOD ENDED
                                                                                    2000           JUNE 30,
                                                                                 (UNAUDITED)       2000(a)
                                                                                -------------   ------------
NET ASSETS  BEGINNING OF PERIOD .............................................   $173,997,386    $         --
                                                                                ------------    ------------
OPERATIONS
     Net investment income (loss) ...........................................      1,495,606        (356,956)
     Net realized gain from investments .....................................      8,756,491      22,488,958
     Net change in unrealized appreciation
       of investments .......................................................     16,166,593       8,071,152
                                                                                ------------    ------------
     Net increase in net assests resulting
       from operations ......................................................     26,418,689      30,203,154
                                                                                ------------    ------------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions ..........................................................     31,056,050     188,418,042
     Withdrawals ............................................................    (17,663,359)    (44,623,810)
                                                                                ------------    ------------
       Net increase in net assets from transaction
         in beneficial interests ............................................     13,392,691     143,794,232
                                                                                ------------    ------------
       Total increase in net assets .........................................     39,811,380     173,997,386
                                                                                ------------    ------------
NET ASSETS END OF PERIOD ....................................................   $213,808,767    $173,997,386
                                                                                ============    ============


(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.


See accompanying notes.

WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                                  MID CAP           MID CAP
                                                                                VALUE SERIES      VALUE SERIES
                                                                                ------------      ------------
                                                                                 SIX-MONTH
                                                                                PERIOD ENDED
                                                                                 DECEMBER 31,     PERIOD ENDED
                                                                                    2000            JUNE 30,
                                                                                 (UNAUDITED)         2000(a)
                                                                                -------------     ------------

NET ASSETS-- BEGINNING OF PERIOD ............................................     $18,550,860     $       --
                                                                                  -----------     -----------
OPERATIONS
     Net investment income ..................................................          87,409          43,035
     Net realized gain from investments .....................................         995,597       1,818,721
     Net change in unrealized appreciation
       of investments .......................................................       5,514,894       1,965,870
                                                                                  -----------     -----------
     Net increase in net assets resulting
       from operations ......................................................       6,597,900       3,827,626
                                                                                  -----------     -----------
TRANSACTIONS IN BENEFICIAL INTEREST
     Contributions ..........................................................      12,001,559      19,319,116
     Withdrawals ............................................................      (1,840,228)     (4,595,882)
                                                                                  -----------     -----------
       Net increase in net assets resulting from transactions
         in beneficial interests ............................................      10,161,331      14,723,234
                                                                                  -----------     -----------
     Total increase in net assets ...........................................      16,759,231      18,550,860
                                                                                  -----------     -----------
NET ASSETS-- END OF PERIOD ..................................................     $35,310,091     $18,550,860
                                                                                  ===========     ===========

(a) For the period November 1, 1999 (commencement of operations) through June 30, 2000.


See accompanying notes.

WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE TRUST. Small Cap Value Series and Mid Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Series:

   SECURITY VALUATION. Securities held by the Series which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value.

   FEDERAL INCOME TAXES. Each Series is treated as a partnership entity for Federal income tax purposes. Any interest, dividends and gains or losses of the Series will be deemed to have been "passed through" to each partner. Accordingly, no tax provision is recorded for the Series.

   INVESTMENT INCOME. All of the net investment income (loss) and realized and unrealized gains and losses from security transactions are allocated pro rata among the investors in the Series on a daily basis.

   OTHER. Investment security transactions are accounted for on a trade date basis. Each Series uses the specific identification method for determining realized gain and loss on investments for both financial and Federal income tax reporting purposes. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

   USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                   THE CRM FUNDS

WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
================================================================================

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES. Cramer Rosenthal McGlynn, LLC ("CRM") serves as investment adviser to the Series. For its services, the adviser receives a fee as follows: .75% up to $1 billion; .70% of next $1 billion; and .65% in excess of $2 billion of the average daily net assets of each Series.

   CRM has agreed to waive its fees or reimburse certain operating expenses of the Series (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.15% of average daily net assets of each Series. These undertakings will remain in place until the Board of Trustees approves their termination.

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., a multi-bank holding company, provides administrative and accounting services to the Trust.

   Wilmington Trust Company serves as custodian and PFPC Trust Company serves as sub-custodian to the Series.

4. INVESTMENT SECURITIES TRANSACTIONS. During the period ended December 31, 2000, purchases and sales of investment securities transactions (excluding short-term investments) are as follows:

                                                                              SMALL CAP           MID CAP
                                                                               VALUE               VALUE
                                                                               SERIES             SERIES
                                                                            ------------        -----------
Purchases                                                                   $110,542,905        $27,272,045
Sales                                                                        107,546,552         16,610,780

5. FINANCIAL HIGHLIGHTS.

                                                                 SMALL CAP VALUE SERIES         MID CAP VALUE SERIES
                                                               --------------------------   ----------------------------
                                                               SIX-MONTH    FOR THE PERIOD   SIX-MONTH    FOR THE PERIOD
                                                               PERIOD ENDED    NOVEMBER 1,  PERIOD ENDED   NOVEMBER 1,
                                                               DECEMBER 31,    2000(1)       DECEMBER 31,     2000(1)
                                                                     2000       THROUGH         2000          THROUGH
                                                               (UNAUDITED)  JUNE 30, 2000    (UNAUDITED)   JUNE 30, 2000
                                                               -----------  -------------    -----------   -------------
Total Return**                                                      14.70%      19.70%           29.75%      37.80%
Ratios to Average Net Assets:*
   Expenses                                                          0.90%       0.87%            1.04%       1.10%
   Net investment income (loss)                                      1.58%      (0.32)%           0.76%       0.52%
Portfolio Turnover Rate**                                              60%         65%              73%        202%


(1) For the period November 1, 1999 (commencement of operations) through June 30, 2000.
 *   Annualized.
 **  Not annualized.


                                                                  THE CRM FUNDS

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton, LLP

INDEPENDENT AUDITORS
Ernst & Young LLP






INVESTOR INFORMATION: (800) CRM-2883
http://www.crmfunds.com



THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.



CRMINSTA/R
--------------------------------------------------------------------------------

                                      CRM
                                     FUNDS

                                   SMALL CAP
                                   VALUE FUND

                                     MID CAP
                                   VALUE FUND




                              Institutional Shares

                               SEMI-ANNUAL REPORT
                                December 31, 2000



                  [GRAPHIC OF HAND PLACING JIGSAW PUZZLE PIECE]